PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

December 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Short-Term Investments Trust

CIK No. 0000205007

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of Short-Term Investments Trust (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Class shares of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 68 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 68 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 17, 2014.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-4713.

Sincerely,

/s/ Seba Kurian

Seba Kurian

Counsel